Significant Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
CIBC Mellon
Percentage ownership	50.00%
Book value	$ 602
Wing Hang
Percentage ownership	20.70%
Book value	449
Siguler Guff
Percentage ownership	20.00%
Book value	272
ConvergEx
Percentage ownership	33.20%
Book value	$ 117